Reconciliation of Financial Statements to Form 5500 - Summary of Reconciliation of Change in Net Assets Available For Benefits to Net Income Form 5500 (Details) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Increase in net assets before plan transfers per the financial statements	$ 598,409,787
Change in deemed distributions	(378,818)
Change in Net Assets per Form 5500	$ 598,030,969